S-K 1602(a)(3) Forepart, Sponsor Compensation	Apr. 15, 2026 USD ($) $ / shares shares
Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	150,000
Working Capital Loans [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Sponsors [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,300,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.01
Sponsors [Member] | Over Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	300,000
Sponsors [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	202,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,025,000
Sponsors [Member] | Additional Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	17,357
Sponsors and EarlyBirdCapital, Inc. [Member] | Public Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.05
Sponsors and EarlyBirdCapital, Inc. [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	262,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,625,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Sponsors and EarlyBirdCapital, Inc. [Member] | Additional Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	22,500
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Sponsors and EarlyBirdCapital, Inc. [Member] | EBC Loan [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 100,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.05
Early Bird Capital Inc [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	60,000
Early Bird Capital Inc [Member] | Additional Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	5,143
Sponsor [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,300,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Over Allotment Option [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	285,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,850,000
Sponsors and Officers and Directors [Member] | Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,300,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Casper Holding LP [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	10,000
Dan (Cathy) Jiang [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,000